Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2019 and 2018.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Investment securities and loans held for sale
As of December 31, 2019
Corporate debt obligations	$—	$500	$—	$500
Residential mortgage-backed securities	—	26,075	—	26,075
Collateralized mortgage-backed securities	—	38	—	38
Loans held for sale		190		190
Total	$—	$26,803	$—	$26,803
As of December 31, 2018
Corporate debt obligations	$—	$500	$—	$500
Residential mortgage-backed securities	—	30,721	—	30,721
Collateralized mortgage-backed securities	—	57	—	57
Loans held for sale		419		419
Total	$—	$31,697	$—	$31,697

Fair Value on a Non-Recurring Basis
Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
As of December 31, 2019
Collateral dependent impaired loans	$—	$—	$8,460	$8,460
OREO	$—	$—	$4,727	$4,727
As of December 31, 2018
Collateral dependent impaired loans	$—	$—	$6,921	$6,921
OREO	$—	$—	$5,124	$5,124

Summary of Carrying Value and Fair Value of Financial Instruments
The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2019 and December 31, 2018:

December 31, 2019	Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$191,607	$191,607	$191,607	$—	$—
Investment securities AFS	26,613	26,613	—	26,613	—
Investment securities HTM	1,167	1,430	—	1,430	—
Restricted stock	7,440	7,440	—	—	7,440
Loans held for sale	190	190	—	190	—
Loans, net	1,398,938	1,393,288	—	1,372,317	20,971
Accrued interest receivable	6,069	6,069	—	6,069	—

Financial Liabilities:
Non-time deposits	$652,544	$652,544	$—	$652,544	$—
Time deposits	686,675	692,177	—	692,177	—
Borrowings	148,053	156,479	—	156,479	—
Accrued interest payable	2,260	2,260	—	2,260	—

December 31, 2018	Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$154,471	$154,471	$154,471	$—	$—
Investment securities AFS	31,278	31,278	—	31,278	—
Investment securities HTM	1,113	1,292	—	1,292	—
Restricted stock	5,858	5,858	—	—	5,858
Loans held for sale	419	419	—	419	—
Loans, net	1,222,082	1,209,223	—	1,187,975	21,248
Accrued interest receivable	5,191	5,191	—	5,191	—

Financial Liabilities:
Non-time deposits	$752,512	$752,512	$—	$752,512	$—
Time deposits	431,361	433,575	—	433,575	—
Borrowings	118,053	118,965	—	118,965	—
Accrued interest payable	1,390	1,390	—	1,390	—